Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment. As discussed above, currently, we grant stock options and restricted stock awards. We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee, with input from FW Cook, makes the determinations of whether to grant equity awards and in what amounts. The Compensation Committee reviews and approves annual grants of equity awards to (i) our non-employee directors at one of its regularly scheduled meetings in the spring; and (ii) our employees and officers at one of its regularly scheduled meetings during the late spring or summer. During 2025, the Company did not issue any stock options to our named executive officers during the period beginning four business days before and ending one business day after (i) the filing of the Company’s Annual Report on Form 10-K, (ii) the filing of any of the Company’s Quarterly Reports on Form 10-Q, or (iii) the filing or furnishing of a Current Report on Form 8-K disclosing material nonpublic information.

Award Timing Method
Each fiscal year, our Compensation Committee, with input from FW Cook, makes the determinations of whether to grant equity awards and in what amounts. The Compensation Committee reviews and approves annual grants of equity awards to (i) our non-employee directors at one of its regularly scheduled meetings in the spring; and (ii) our employees and officers at one of its regularly scheduled meetings during the late spring or summer. During 2025, the Company did not issue any stock options to our named executive officers during the period beginning four business days before and ending one business day after (i) the filing of the Company’s Annual Report on Form 10-K, (ii) the filing of any of the Company’s Quarterly Reports on Form 10-Q, or (iii) the filing or furnishing of a Current Report on Form 8-K disclosing material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment. As discussed above, currently, we grant stock options and restricted stock awards. We do not have a formal policy regarding the timing of awards of stock options in relation to our disclosure of material nonpublic information; however, our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false